Receivables and Other Assets from YR TV Station under Arbitration (Tables)	12 Months Ended
Dec. 31, 2016
Receivables and Other Assets from YR TV Station under Arbitration [Abstract]
Schedule of receivable and other assets from YR TV Station

	December 31, 2016	December 31, 2015

China YR TV Station- Loan	$751,377	$751,377
China YR TV Station- Advertising income	3,089,450	3,089,450
China YR TV Station- Others	184,457	184,457
Impairment	(4,025,284)	(4,025,284)
	$-	$-